Income taxes (Disclosure of reconciliation of the (provision) recovery for income taxes) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (5,135,576)	$ (2,813,835)	$ (6,574,638)
Statutory tax rate	27.00%	27.00%	27.00%
Recovery of income tax taxes based on combined federal and provincial statutory rates	$ (1,387,000)	$ (759,000)	$ (1,775,000)
Change in statutory, foreign tax, foreign exchange rates and other	(23,000)	15,000	(24,000)
Permanent differences	113,000	397,000	610,000
Share issue cost	0	(2,000)	(7,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(59,000)	12,000	14,000
Changes in unrecognized deductible differences	1,356,000	337,000	1,182,000
Total income tax expense (recovery)	$ 0	$ 0	$ 0